UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

Nicholas Crypto Income ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Nicholas Crypto Income ETF

TICKER: BLOX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Nicholas Crypto Income ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.nicholasx.com/blox/. You can also request this information by contacting us at (855) 563-6900 or by writing to Nicholas Crypto Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Crypto Income ETF	$119	0.99%

The Fund commenced operations on June 16, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Nicholas Crypto Income ETF - $14,129
S&P 500® Total Return Index - $11,385
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
6/16/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025

Annual Performance

Returns for the Periods Periods Ended October 31, 2025:	Since Inception 6/16/2025
Nicholas Crypto Income ETF - at NAV	41.29%
S&P 500® Total Return Index	13.85%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nicholasx.com/blox/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return while paying out consistent weekly dividends. The Fund returned a total return since inception of 41.29% compared to 13.85% for the S&P 500® Index.

The main driver of the returns was the performance of the underlying equity positions along with the put spread strategy that generated income and allowed for uncapped upside participation.

What Factors Influenced Performance?

The main factors influencing performance can be attributed to a bullish environment for crypto and positive momentum in the underlying equity positions.

Positioning of the Fund

A large portion of the Fund is held in crypto ETFs with exposure to Bitcoin and Ethereum. The rest of the Fund analyzes fundamental, economic, and technical trends and attempts to generate returns by delivering both income and upside capture of the underlying crypto equity positions.

Nicholas Crypto Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (thousands)	$199,154
Number of Holdings	71
Total Advisory Fee	$205,178
Portfolio Turnover Rate	100%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of total net assets)
First American Government Obligations Fund - Class X, 4.03%	22.6
VanEck Bitcoin ETF	14.9
Hut 8 Corp.	6.5
IREN Ltd.	6.4
Robinhood Markets, Inc. - Class A	6.2
Galaxy Digital, Inc. - Class A	6.1
Riot Platforms, Inc.	5.7
Cipher Mining, Inc.	4.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.5
NVIDIA Corp.	4.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/blox/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Nicholas Fixed Income Alternative ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2025

Nicholas Fixed Income Alternative ETF

TICKER: FIAX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Nicholas Fixed Income Alternative ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.nicholasx.com/fiax/. You can also request this information by contacting us at (855) 563-6900 or by writing to Nicholas Fixed Income Alternative ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Fixed Income Alternative ETF	$86	0.85%

Cumulative Performance

(Initial Investment of $10,000)

Nicholas Fixed Income Alternative ETF - $10,143
Bloomberg US Aggregate Bond Index - $11,428
$11,500
$11,000
$10,500
$10,000
$9,500
11/29/2022
2/28/2023
6/30/2023
10/31/2023
2/29/2024
6/30/2024
10/31/2024
2/28/2025
6/30/2025
10/31/2025

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception 11/29/2022
Nicholas Fixed Income Alternative ETF - at NAV	1.43%	3.16%
Bloomberg U.S. Aggregate Bond Index	6.16%	4.68%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nicholasx.com/fiax/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive total return while paying out consistent monthly dividends. The Fund returned an annualized total return of 1.43% compared to the annualized total return of 6.16% of the U.S. Aggregate Bond Index.

The main driver of the returns were the short duration treasury holdings, and debit spreads that capture premium from a combination of dividends and growth of underlying assets.

What Factors Influenced Performance?

The main factors influencing performance can be attributed to higher volatility during the first quarter of 2025 for many of the long exposure positions in the fund. The duration of options expirations adversely impacted the fund.

Positioning of the Fund

A large portion of the Fund is held in shorter-term U.S. treasuries which provide stable income and lower volatility. The duration of the debit/credit spread expirations have been extended to increase the probability of successful trades. The rest of the Fund analyzes fundamental, economic, and technical trends and attempts to generate returns by delivering both extrinsic time premiums and upside capture of underlying indexes.

Nicholas Fixed Income Alternative ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (thousands)	$154,773
Number of Holdings	15
Total Advisory Fee	$1,510,730
Portfolio Turnover Rate	157%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of total net assets)
United States Treasury Notes/Bonds	58.9
United States Treasury Bills	38.8
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $6,300.00	1.0
State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise Price: $56.00	0.8
ProShares Short S&P500, Expiration: 11/21/2025; Exercise Price: $39.00	0.4
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price: $80.00	-0.3
S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $6,500.00	-0.2
First American Government Obligations Fund - Class X, 4.03%	0.2
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price: $75.00	0.0*
State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise Price: $66.00	-0.0^
*	Less than 0.05% of net assets
^	Less than -0.05% of net assets

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/fiax/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Nicholas Global Equity and Income ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2025

Nicholas Global Equity and Income ETF

TICKER: GIAX (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Nicholas Global Equity and Income ETF (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.nicholasx.com/giax/. You can also request this information by contacting us at (855) 563-6900 or by writing to Nicholas Global Equity and Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Global Equity and Income ETF	$99	0.91%

Cumulative Performance

(Initial Investment of $10,000)

Nicholas Global Equity and Income ETF - $11,861
S&P 500® Total Return Index - $12,727
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
7/29/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024
11/30/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025

Annual Performance

Average Annual Returns for the Periods Ended October 31, 2025:	1 Year	Since Inception 07/29/2024
Nicholas Global Equity and Income ETF - at NAV	16.20%	14.54%
S&P 500® Total Return Index	21.45%	21.14%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.nicholasx.com/giax/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a positive annualized total return of 16.20% compared to 21.45% for the S&P 500® Index.

The main driver of returns was rising share prices of global securities and index credit spreads on the Russell 2000, Nasdaq and S&P Indices which generated consistent income.

What Factors Influenced Performance?

A strong environment for equity markets and corporate earnings fueled by interest rate cuts influenced the exposure to global equities to generate positive returns.

Positioning of the Fund

The Fund aims to generate income and growth for investors by selling index credit spreads on one or more indexes and investing in a diversified basket of equity ETFs and individual stocks. As an actively traded fund, our allocation to various global equity securities may adapt to macro and economic conditions.

Nicholas Global Equity and Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Size (thousands)	$74,944
Number of Holdings	27
Total Advisory Fee	$501,015
Portfolio Turnover Rate	85%

What did the Fund invest in?

(as of October 31, 2025)

Security Type - Investments

(% of total net assets)

Security Type - Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Top Ten Holdings	(% of total net assets)
Vanguard Information Technology ETF	17.1
Vanguard Mid-Cap Growth ETF	11.9
Vanguard S&P 500 ETF	10.0
Vanguard Dividend Appreciation ETF	7.8
Vanguard Small-Cap ETF	5.1
Freedom 100 Emerging Markets ETF	4.8
Global X Defense Tech ETF	4.3
NVIDIA Corp.	4.2
Palantir Technologies, Inc. - Class A	3.9
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3.1

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.nicholasx.com/giax/.

How Has the Fund Changed?

Effective the week beginning November 24, 2025, the Fund's distribution frequency was updated from monthly to weekly.

Effective February 28, 2025:

The Fund's equity exposures under its "Global Equity Component" may include investments in the equity securities of individual companies.

The Fund may implement its "Index Call Spreads Component" with respect to individual equity securities, in addition to indices.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Nicholas Crypto Income ETF

FYE 10/31/2025
( a ) Audit Fees	$17,000
( b ) Audit-Related Fees	N/A
( c ) Tax Fees	$6,500
( d ) All Other Fees	N/A

Nicholas Fixed Income Alternative ETF

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$14,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Nicholas Global Equity and Income ETF

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit Fees	$14,000	$12,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Advisor and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds' operations and financial reporting, during the Funds' last two fiscal years.

	FYE 10/31/2025	FYE 10/31/2024
( a ) Audit-Related Fees	N/A	N/A
( b ) Tax Fees	$315,000	N/A
( c ) All Other Fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2025

Tidal Trust II

• Nicholas Crypto Income ETF	| BLOX	| NYSE Arca, Inc.
• Nicholas Fixed Income Alternative ETF	| FIAX	| NYSE Arca, Inc.
• Nicholas Global Equity and Income ETF	| GIAX	| NYSE Arca, Inc.

Nicholas Wealth ETFs

Consolidated Schedule of Investments	Nicholas Crypto Income ETF

October 31, 2025

COMMON STOCKS - 59.7%	Shares	Value
Diversified Financial Services - 13.3%
BitMine Immersion Technologies, Inc. (a)(b)(d)	67,050	$3,127,882
Circle Internet Group, Inc. (a)(b)(d)	22,356	2,838,765
Coinbase Global, Inc. - Class A (a)(b)(d)	24,605	8,458,707
Galaxy Digital, Inc. - Class A (a)(b)(d)	346,981	12,147,805
		26,573,159

Internet - 6.2%
Robinhood Markets, Inc. - Class A (a)(b)(d)	83,595	12,270,074

Investment Companies - 27.3%(c)
Cipher Mining, Inc. (a)(b)(d)	522,644	9,747,311
Hut 8 Corp. (a)(b)(d)	254,574	12,896,719
IREN Ltd. (a)(b)(d)	210,008	12,757,986
MARA Holdings, Inc. (a)(b)(d)	423,241	7,732,613
Riot Platforms, Inc. (a)(b)(d)	574,104	11,355,777
		54,490,406

Semiconductors - 8.9%
NVIDIA Corp. (b)(d)	43,206	8,748,783
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)(d)	29,682	8,917,363
		17,666,146

Software - 4.0%
CoreWeave, Inc. - Class A (a)(b)(d)	26,126	3,493,307
Strategy, Inc. - Class A (a)(b)(d)	16,407	4,421,851
		7,915,158
TOTAL COMMON STOCKS (Cost $106,133,090)		118,914,943

EXCHANGE TRADED FUNDS - 14.9%
Fidelity Wise Origin Bitcoin Fund (a)(d)(h)	74	7,081
iShares Ethereum Trust ETF (a)(d)(h)	78	2,290
VanEck Bitcoin ETF (a)(h)	953,830	29,597,345
TOTAL EXCHANGE TRADED FUNDS (Cost $30,721,778)		29,606,716

PURCHASED OPTIONS - 8.0% (a)(d)(e)(f)	Notional Amount	Contracts
Call Options - 5.4%
Fidelity Wise Origin Bitcoin Fund
Expiration: 11/07/2025; Exercise Price: $80.00	$29,424,675	3,075	4,858,500
Expiration: 11/07/2025; Exercise Price: $101.00	29,424,675	3,075	107,625
iShares Ethereum Trust ETF
Expiration: 11/07/2025; Exercise Price: $20.00	18,620,112	6,342	5,755,365
Expiration: 11/07/2025; Exercise Price: $32.50	18,620,112	6,342	114,156
Cboe Mini Bitcoin ETF
Expiration: 11/07/2025; Exercise Price: $285.00	24,702,496	952	45,220
Expiration: 11/07/2025; Exercise Price: $290.00	1,479,036	57	2,423
Total Call Options			10,883,289

The accompanying notes are an integral part of these financial statements.	1

Consolidated Schedule of Investments	Nicholas Crypto Income ETF

October 31, 2025

Put Options - 2.6%
BitMine Immersion Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $43.50	3,125,550	670	123,950
Cipher Mining, Inc.
Expiration: 11/07/2025; Exercise Price: $18.50	4,198,115	2,251	372,540
Expiration: 11/07/2025; Exercise Price: $20.50	5,548,375	2,975	1,073,975
Circle Internet Group, Inc.
Expiration: 11/07/2025; Exercise Price: $122.00	2,311,036	182	60,060
Expiration: 11/07/2025; Exercise Price: $136.00	520,618	41	55,657
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $340.00	8,456,988	246	236,160
CoreWeave, Inc., Expiration: 11/07/2025; Exercise Price: $131.00	3,489,831	261	125,280
Galaxy Digital, Inc.
Expiration: 11/07/2025; Exercise Price: $33.00	10,355,958	2,958	273,615
Expiration: 11/07/2025; Exercise Price: $34.00	1,789,011	511	74,095
Hut 8 Corp.
Expiration: 11/07/2025; Exercise Price: $47.00	1,048,662	207	53,716
Expiration: 11/07/2025; Exercise Price: $48.00	11,236,388	2,218	571,135
Expiration: 11/07/2025; Exercise Price: $51.00	607,920	120	53,100
IREN Ltd.
Expiration: 11/07/2025; Exercise Price: $58.00	11,834,100	1,948	793,810
Expiration: 11/07/2025; Exercise Price: $62.00	923,400	152	96,520
MARA Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $17.00	7,731,864	4,232	190,440
NVIDIA Corp., Expiration: 11/07/2025; Exercise Price: $195.00	8,747,568	432	77,328
Riot Platforms, Inc.
Expiration: 11/07/2025; Exercise Price: $18.50	10,999,658	5,561	275,270
Expiration: 11/07/2025; Exercise Price: $19.50	356,040	180	16,110
Robinhood Markets, Inc., Expiration: 11/07/2025; Exercise Price: $143.00	12,256,130	835	469,688
Strategy, Inc., Expiration: 11/07/2025; Exercise Price: $255.00	4,419,964	164	61,910
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/07/2025; Exercise
Price: $287.50	8,892,728	296	69,412
Total Put Options			5,123,771
TOTAL PURCHASED OPTIONS (Cost $16,957,511)			16,007,060

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 22.6%	Shares
First American Government Obligations Fund - Class X, 4.03% (g)(h)	45,011,933	45,011,933
TOTAL MONEY MARKET FUNDS (Cost $45,011,933)		45,011,933

TOTAL INVESTMENTS - 105.2% (Cost $198,824,312)		209,540,652
Liabilities in Excess of Other Assets - (5.2)%	(0.05215)	(10,386,430)
TOTAL NET ASSETS - 100.0%		$199,154,222
two
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 is $32,181,659.

(c)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(h)	All or a portion of the investment is a holding of the Nicholas Crypto Income Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.	2

Consolidated Schedule of Written Option Contracts	Nicholas Crypto Income ETF

October 31, 2025

WRITTEN OPTIONS - (5.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
Fidelity Wise Origin Bitcoin Fund, Expiration: 11/07/2025; Exercise Price: $96.50	$(29,424,675)	(3,075)	$(545,813)
iShares Ethereum Trust ETF, Expiration: 11/07/2025; Exercise Price: $30.50	(18,620,112)	(6,342)	(364,665)
Cboe Mini Bitcoin ETF
Expiration: 11/07/2025; Exercise Price: $265.00	(24,702,496)	(952)	(307,020)
Expiration: 11/07/2025; Exercise Price: $270.00	(1,479,036)	(57)	(10,545)
Total Call Options			(1,228,043)

Put Options - (4.7)%
BitMine Immersion Technologies, Inc., Expiration: 11/07/2025; Exercise Price: $46.50	(3,125,550)	(670)	(137,685)
Cipher Mining, Inc.
Expiration: 11/07/2025; Exercise Price: $20.00	(4,198,115)	(2,251)	(596,515)
Expiration: 11/07/2025; Exercise Price: $22.50	(5,548,375)	(2,975)	(1,390,813)
Circle Internet Group, Inc.
Expiration: 11/07/2025; Exercise Price: $127.00	(2,311,036)	(182)	(111,475)
Expiration: 11/07/2025; Exercise Price: $141.00	(520,618)	(41)	(73,902)
Coinbase Global, Inc., Expiration: 11/07/2025; Exercise Price: $352.50	(8,456,988)	(246)	(399,750)
CoreWeave, Inc., Expiration: 11/07/2025; Exercise Price: $137.00	(3,489,831)	(261)	(209,453)
Galaxy Digital, Inc.
Expiration: 11/07/2025; Exercise Price: $35.50	(10,355,958)	(2,958)	(658,155)
Expiration: 11/07/2025; Exercise Price: $36.00	(1,789,011)	(511)	(125,195)
Hut 8 Corp.
Expiration: 11/07/2025; Exercise Price: $50.00	(1,048,662)	(207)	(80,213)
Expiration: 11/07/2025; Exercise Price: $52.00	(11,236,388)	(2,218)	(1,009,190)
Expiration: 11/07/2025; Exercise Price: $54.00	(607,920)	(120)	(77,100)
IREN Ltd.
Expiration: 11/07/2025; Exercise Price: $61.00	(11,834,100)	(1,948)	(1,071,400)
Expiration: 11/07/2025; Exercise Price: $66.00	(923,400)	(152)	(135,660)
MARA Holdings, Inc., Expiration: 11/07/2025; Exercise Price: $19.00	(7,731,864)	(4,232)	(622,104)
NVIDIA Corp., Expiration: 11/07/2025; Exercise Price: $205.00	(8,747,568)	(432)	(244,080)
Riot Platforms, Inc.
Expiration: 11/07/2025; Exercise Price: $21.50	(10,999,658)	(5,561)	(1,281,810)
Expiration: 11/07/2025; Exercise Price: $22.00	(356,040)	(180)	(49,590)
Robinhood Markets, Inc.
Expiration: 11/07/2025; Exercise Price: $148.00	(11,140,602)	(759)	(624,277)
Expiration: 11/07/2025; Exercise Price: $149.00	(1,115,528)	(76)	(64,980)
Strategy, Inc., Expiration: 11/07/2025; Exercise Price: $267.50	(4,419,964)	(164)	(125,870)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 11/07/2025; Exercise Price:
$302.50	(8,892,728)	(296)	(213,860)
Total Put Options			(9,303,077)
TOTAL WRITTEN OPTIONS (Premiums received $9,927,614)			$(10,531,120)
Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Nicholas Fixed Income Alternative ETF

October 31, 2025

U.S. TREASURY SECURITIES - 58.9%	Principal	Value
United States Treasury Note/Bond
3.88%, 01/15/2026	$30,202,000	$30,198,785
4.63%, 10/15/2026	30,202,000	30,451,259
3.88%, 06/15/2028	30,202,000	30,411,408
TOTAL U.S. TREASURY SECURITIES (Cost $90,752,778)		91,061,452

PURCHASED OPTIONS - 2.2% (a)(b)(c)(d)	Notional Amount	Contracts
Call Options - 1.8%
S&P 500 Index, Expiration: 12/19/2025; Exercise Price: $6,300.00	$17,100,500	25	1,517,125
State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise
Price: $56.00	16,500,000	2,750	1,306,250
Total Call Options			2,823,375

Put Options - 0.4%
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise
Price: $75.00	48,480,000	6,000	63,000
ProShares Short S&P 500, Expiration: 11/21/2025; Exercise Price: $39.00	6,942,078	1,914	545,490
S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $6,500.00	6,840,200	10	21,850
Total Put Options			630,340
TOTAL PURCHASED OPTIONS (Cost $3,077,812)			3,453,715

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 38.8%	Principal
4.19%, 11/06/2025 (e)	$30,202,000	30,192,449
4.05%, 02/19/2026 (e)	30,202,000	29,863,542
TOTAL U.S. TREASURY BILLS (Cost $60,021,509)		60,055,991

MONEY MARKET FUNDS - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.03% (f)(g)	284,242	284,242
TOTAL MONEY MARKET FUNDS (Cost $284,242)		284,242
TOTAL INVESTMENTS - 100.1% (Cost $154,136,341)		154,855,400
Liabilities in Excess of Other Assets - (0.1)%		(82,867)
TOTAL NET ASSETS - 100.0%		$154,772,533
two
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	100 shares per contract.

(c)	Exchange-traded.

(d)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.

(e)	The rate shown is the annualized yield as of October 31, 2025.

(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

(g)	All or a portion of security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 was $151,117,442.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Written Option Contracts	Nicholas Fixed Income Alternative ETF

October 31, 2025

WRITTEN OPTIONS - (0.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
ProShares Short S&P 500, Expiration: 11/21/2025; Exercise Price: $39.01 (c)	$(6,942,078)	(1,914)	$(25,617)
S&P 500 Index, Expiration: 11/21/2025; Exercise Price: $6,500.00	(6,840,200)	(10)	(374,250)
State Street SPDR S&P Regional Banking ETF, Expiration: 11/21/2025; Exercise Price:
$66.00	(16,500,000)	(2,750)	(55,000)
Total Call Options			(454,867)

Put Options - (0.2)%
iShares iBoxx $ High Yield Corporate Bond ETF, Expiration: 12/19/2025; Exercise Price:
$80.00(a)(b)	(48,480,000)	(6,000)	(390,000)
TOTAL WRITTEN OPTIONS (Premiums received $1,461,691)			$(844,867)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

(c)	European-style option. For more information on European-style options, refer to Note 2.B. in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	Nicholas Global Equity and Income ETF

October 31, 2025

EXCHANGE TRADED FUNDS - 69.0%		Shares	Value
Freedom 100 Emerging Markets ETF (a)		74,814	$3,612,020
Global X Defense Tech ETF		46,736	3,192,536
iShares Bitcoin Trust ETF (b)		33,347	2,077,518
iShares Ethereum Trust ETF (b)		64,731	1,900,502
VanEck Israel ETF (a)		35,724	1,977,745
Vanguard Dividend Appreciation ETF (a)		27,090	5,880,156
Vanguard Information Technology ETF (a)		16,173	12,828,585
Vanguard Mid-Cap Growth ETF (a)		30,621	8,938,270
Vanguard S&P 500 ETF (a)		11,935	7,483,723
Vanguard Small-Cap ETF		15,066	3,841,679
TOTAL EXCHANGE TRADED FUNDS (Cost $45,190,272)			51,732,734

COMMON STOCKS - 29.3%
Auto Manufacturers - 3.1%
Tesla, Inc. (a)(b)		4,979	2,273,212

Commercial Services - 3.1%
Adyen NV - ADR (a)(b)		135,787	2,331,463

Internet - 9.5%
Alphabet, Inc. - Class A (a)		7,948	2,234,898
Amazon.com, Inc. (a)(b)		6,589	1,609,165
Meta Platforms, Inc. - Class A (a)		2,174	1,409,513
Opendoor Technologies, Inc. (b)		237,492	1,845,313
			7,098,889

Semiconductors - 7.3%
NVIDIA Corp. (a)		15,529	3,144,467
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)		7,801	2,343,655
			5,488,122

Software - 6.3%
Microsoft Corp. (a)		3,434	1,778,160
Palantir Technologies, Inc. - Class A (a)(b)		14,737	2,954,326
			4,732,486
TOTAL COMMON STOCKS (Cost $16,387,979)			21,924,172

PURCHASED OPTIONS - 0.4% (b)(c)(d)(e)	Notional Amount	Contracts
Call Options - 0.4%
NASDAQ 100 Index, Expiration: 11/03/2025; Exercise Price: $26,000.00	$201,693,414	78	298,740
Russell 2000 Index, Expiration: 11/03/2025; Exercise Price: $2,560.00	61,984,525	250	1,875
S&P 500 Index, Expiration: 11/03/2025; Exercise Price: $6,930.00	147,064,300	215	7,525
TOTAL PURCHASED OPTIONS (Cost $1,663,751)			308,140
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 2.0%		Shares
First American Government Obligations Fund - Class X, 4.03% (f)		1,501,063	1,501,063
TOTAL MONEY MARKET FUNDS (Cost $1,501,063)			1,501,063

TOTAL INVESTMENTS - 100.7% (Cost $64,743,065)			75,466,109
Liabilities in Excess of Other Assets - (0.7)%			(521,748)
TOTAL NET ASSETS - 100.0%			$74,944,361

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.			6

Schedule of Investments	Nicholas Global Equity and Income ETF

October 31, 2025

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of securities committed as collateral as of October 31, 2025 is $20,535,258.

(b)	Non-income producing security.

(c)	100 shares per contract.

(d)	Exchange-traded.

(e)	Held in connection with written option contracts. See Schedule of Written Option Contracts for further information.

(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The accompanying notes are an integral part of these financial statements.	7

Schedule of Written Option Contracts	Nicholas Global Equity and Income ETF

October 31, 2025

WRITTEN OPTIONS - (0.9)%	Notional Amount	Contracts	Value
Call Options - (0.9)%(a)(b)
NASDAQ 100 Index, Expiration: 11/03/2025; Exercise Price: $25,900.00	$(201,693,414)	(78)	$(606,450)
Russell 2000 Index, Expiration: 11/03/2025; Exercise Price: $2,530.00	(61,984,525)	(250)	(8,125)
S&P 500 Index, Expiration: 11/03/2025; Exercise Price: $6,890.00	(147,064,300)	(215)	(72,025)
TOTAL WRITTEN OPTIONS (Premiums received $2,596,644)			$(686,600)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	8

Statements of Assets and Liabilities	Nicholas Wealth ETFs

October 31, 2025

	Nicholas Crypto Income ETF (Consolidated)	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF
ASSETS:
Investments, at value (Note 2)	$209,540,652	$154,855,400	$75,466,109
Receivable for investments sold	5,601,368	—	—
Deposit at broker for options	1,017,586	—	217,895
Receivable for fund shares sold	624,947	—	—
Dividends receivable	17,356	1,561	3,100
Interest receivable	928	856,352	—
Receivable for ETF transaction fees	125	—	—
Total assets	216,802,962	155,713,313	75,687,104

LIABILITIES:
Written option contracts, at value (Note 2)	10,531,120	844,867	686,600
Payable for investments purchased	5,529,771	—	—
Distributions payable	1,466,775	—	—
Payable to adviser, net (Note 4)	121,074	91,997	56,143
Due to broker	—	3,916	—
Total liabilities	17,648,740	940,780	742,743
NET ASSETS	$199,154,222	$154,772,533	$74,944,361

NET ASSETS CONSISTS OF:
Paid-in capital	$191,615,250	$158,304,308	$65,805,026
Total distributable earnings/(accumulated losses)	7,538,972	(3,531,775)	9,139,335
Total net assets	$199,154,222	$154,772,533	$74,944,361

Net assets	$199,154,222	$154,772,533	$74,944,361
Shares issued and outstanding(a)	7,975,000	8,575,000	4,275,000
Net asset value per share	$24.97	$18.05	$17.53

COST:
Investments, at cost	$198,824,312	$154,136,341	$64,743,065

PROCEEDS:
Written options premium received	$9,927,614	$1,461,691	$2,596,644

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	9

Statements of Operations	Nicholas Wealth ETFs

For the Period/Year Ended October 31, 2025

	Nicholas Crypto Income ETF (Consolidated)(a)	Nicholas Fixed Income Alternative ETF	Nicholas Global Equity and Income ETF
INVESTMENT INCOME:
Dividend income	$37,944	$53,859	$578,749
Less: Dividend withholding taxes	(1,722)	—	(3,943)
Less: Issuance fees	—	—	(56)
Interest income	1,723	6,348,973	—
Total investment income	37,945	6,402,832	574,750

EXPENSES:
Investment advisory fee (Note 4)	205,178	1,510,730	501,015
Interest expense	732	32,180	11,722
Total expenses	205,910	1,542,910	512,737
Expense reimbursement by Adviser (Note 4)	—	(189,762)	—
Net expenses	205,910	1,353,148	512,737
NET INVESTMENT INCOME/(LOSS)	(167,965)	5,049,684	62,013

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments	(7,262,960)	(5,320,201)	16,829,964
Written option contracts	12,721,200	2,556,467	(20,186,117)
Securities sold short	—	(2,103,131)	—
Net realized gain (loss)	5,458,240	(4,866,865)	(3,356,153)
Net change in unrealized appreciation
(depreciation) on:
Investments	10,716,340	2,009,751	10,507,734
Written option contracts	(603,506)	(33,379)	1,540,654
Net change in unrealized appreciation
(depreciation)	10,112,834	1,976,372	12,048,388
Net realized and unrealized gain (loss)	15,571,074	(2,890,493)	8,692,235
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$15,403,109	$2,159,191	$8,754,248

(a)	Inception date of the Fund was June 16, 2025.

The accompanying notes are an integral part of these financial statements.	10

Statements of Changes in Net Assets	Nicholas Wealth ETFs

	Nicholas Crypto Income ETF (Consolidated)	Nicholas Fixed Income Alternative ETF
	Period ended October 31, 2025(a)	Year ended October 31, 2025	Year ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(167,965)	$5,049,684	$2,236,547
Net realized gain (loss)	5,458,240	(4,866,865)	1,089,731
Net change in unrealized appreciation (depreciation)	10,112,834	1,976,372	523,344
Net increase (decrease) in net assets from operations	15,403,109	2,159,191	3,849,622

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,543,798)	(5,049,684)	(3,195,579)
From return of capital	—	(8,540,253)	(1,434,176)
Total distributions to shareholders	(8,543,798)	(13,589,937)	(4,629,755)

CAPITAL TRANSACTIONS:
Shares sold	192,256,860	11,809,140	122,112,268
Shares redeemed	—	(5,013,130)	(8,788,058)
ETF transaction fees (Note 8)	38,051	3,364	26,180
Net increase (decrease) in net assets from capital transactions	192,294,911	6,799,374	113,350,390

NET INCREASE (DECREASE) IN NET ASSETS	199,154,222	(4,631,372)	112,570,257

NET ASSETS:
Beginning of the period	—	159,403,905	46,833,648
End of the period	$199,154,222	$154,772,533	$159,403,905

SHARES TRANSACTIONS
Shares sold	7,975,000	625,000	6,250,000
Shares redeemed	—	(275,000)	(450,000)
Total increase (decrease) in shares outstanding	7,975,000	350,000	5,800,000

(a)	Inception date of the Fund was June 16, 2025.

	Nicholas Global Equity and Income ETF
	Year ended October 31, 2025	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$62,013	$8,588
Net realized gain (loss)	(3,356,153)	(74,931)
Net change in unrealized appreciation (depreciation)	12,048,388	584,701
Net increase (decrease) in net assets from operations	8,754,248	518,358

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(62,013)	(71,258)
From return of capital	(13,787,592)	(1,167,450)
Total distributions to shareholders	(13,849,605)	(1,238,708)

CAPITAL TRANSACTIONS:
Shares sold	50,251,442	30,508,248
ETF transaction fees (Note 8)	241	137
Net increase (decrease) in net assets from capital transactions	50,251,683	30,508,385

NET INCREASE (DECREASE) IN NET ASSETS	45,156,326	29,788,035

NET ASSETS:
Beginning of the period	29,788,035	—
End of the period	$74,944,361	$29,788,035

SHARES TRANSACTIONS
Shares sold	2,725,000	1,550,000
Total increase (decrease) in shares outstanding	2,725,000	1,550,000

(b)	Inception date of the Fund was July 29, 2024.

The accompanying notes are an integral part of these financial statements.	11

Consolidated Financial Highlights	Nicholas Crypto Income ETF

For a share outstanding throughout the period presented

	Period ended October 31, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.07)
Net realized and unrealized gain (loss) on investments(c)(d)	7.89
Total from investment operations	7.82

LESS DISTRIBUTIONS FROM:
Net investment income	(2.87)
Total distributions	(2.87)

ETF transaction fees per share	0.02
Net asset value, end of period	$24.97

TOTAL RETURN(e)	41.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$199,154
Ratio of expenses to average net assets(f)(g)	0.99%
Ratio of interest expense to average net assets(f)(g)	0.00	%(h)
Ratio of net investment income (loss) to average net assets(f)(g)	(0.81)%
Portfolio turnover rate(e)(i)	100%

(a)	Inception date of the Fund was June 16, 2025.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(e)	Not annualized for periods of less than one year.

(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(g)	Annualized for periods of less than one year.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	12

Financial Highlights	Nicholas Fixed Income Alternative ETF

For a share outstanding throughout the periods presented

	Year ended October 31,		Period ended
	2025	2024	October 31,2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.38	$19.31	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.59	0.70	0.66
Net realized and unrealized gain (loss) on investments(c)	(0.34)	0.77	(0.64)
Total from investment operations	0.25	1.47	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.78)	(0.58)
Net realized gains	—	(0.20)	—
Return of capital	(0.99)	(0.43)	(0.14)
Total distributions	(1.58)	(1.41)	(0.72)

ETF transaction fees per share	0.00 (d)	0.01	0.01
Net asset value, end of period	$18.05	$19.38	$19.31

TOTAL RETURN(e)	1.43%	7.83%	0.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$154,773	$159,404	$46,834
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.97%	0.95%	1.04%
After expense reimbursement/recoupment(f)	0.85%	0.95%	1.04%
Ratio of interest expense to average net assets(f)	0.02%	—%	—%
Ratio of expenses to average net assets after expense reimbursement/recoupment and excluding interest expense (Note 4)(f)	0.83%	0.95%	1.04%
Ratio of net investment income (loss) to average net assets(f)	3.18%	3.59%	3.60%
Portfolio turnover rate(e)(g)	262%	66%	360%

(a)	Inception date of the Fund was November 29, 2022.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods of less than one year.

(f)	Annualized for periods of less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	13

Financial Highlights	Nicholas Global Equity and Income ETF

For a share outstanding throughout the periods presented

	Year ended October 31, 2025	Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.22	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.02	0.01
Net realized and unrealized gain (loss) on investments(c)	2.63	0.41
Total from investment operations	2.65	0.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.07)
Return of capital	(4.32)	(1.13)
Total distributions	(4.34)	(1.20)

ETF transaction fees per share	0.00 (d)	0.00 (d)
Net asset value, end of period	$17.53	$19.22

TOTAL RETURN(e)	16.20%	2.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$74,944	$29,788
Ratio of expenses to average net assets(f)(g)	0.91%	0.90%
Ratio of interest expense to average net assets(f)(g)	0.01%	—%
Ratio of expenses to average net assets excluding interest expense(f)(g)	0.90%	0.90%
Ratio of net investment income (loss) to average net assets(f)(g)	0.11%	0.20%
Portfolio turnover rate(e)(h)	85%	30%

(a)	Inception date of the Fund was July 29, 2024.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods of less than one year.

(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(g)	Annualized for periods of less than one year.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.	14

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

NOTE 1 – ORGANIZATION

The Nicholas Crypto Income ETF (the “BLOX ETF”), Nicholas Fixed Income Alternative ETF (the “FIAX ETF”) and Nicholas Global Equity and Income ETF (the “GIAX ETF”) (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Nicholas Wealth Management (the “Sub-Adviser”), serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The BLOX ETF commenced operations on June 16, 2025, the FIAX ETF commenced operations on November 29, 2022, and the GIAX ETF commenced operations on July 29, 2024.

The investment objective for the BLOX ETF is to seek capital appreciation. The secondary investment objective for the BLOX ETF is to seek current income. The investment objective for the FIAX ETF, and the primary investment objective for the GIAX ETF is to seek current income. The secondary investment objective for the GIAX ETF is to seek capital appreciation.

Effective January 1, 2025, the Adviser acquired the trading team previously employed by ZEGA Financial, LLC (“ZEGA”), the former sub-adviser to the Funds. In connection with this transaction, ZEGA ceased operations as a registered investment adviser and resigned as sub-adviser. The Adviser has assumed full management responsibilities for the Funds. Jay Pestrichelli, a key member of the Funds’ portfolio management team previously employed by ZEGA, continues to serve as a portfolio manager for the Funds, now as an employee of the Adviser. There are no other portfolio manager changes for the Funds. This transaction did not result in any changes to the Funds’ investment objectives, principal investment strategies, or fees. The Funds continue to be managed in accordance with their stated policies and objectives, ensuring continuity for each Funds’ shareholders.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2025:

BLOX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$118,914,943	$—	$—	$118,914,943
Exchange Traded Funds	29,606,716	—	—	29,606,716
Purchased Options	—	16,007,060	—	16,007,060
Money Market Funds	45,011,933	—	—	45,011,933
Total Investments	$193,533,592	$16,007,060	$—	$209,540,652

Liabilities:	Level 1	Level 2	Level 3	Total
Instruments:
Written Options	$—	$(10,531,120)	$—	$(10,531,120)
Total Investments	$—	$(10,531,120)	$—	$(10,531,120)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

FIAX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$—	$91,061,452	$—	$91,061,452
Purchased Options	—	3,453,715	—	3,453,715
U.S. Treasury Bills	—	60,055,991	—	60,055,991
Money Market Funds	284,242	—	—	284,242
Total Investments	$284,242	$154,571,158	$—	$154,855,400

Liabilities:	Level 1	Level 2	Level 3	Total
Instruments:
Written Options	$—	$(844,867)	$—	$(844,867)
Total Investments	$—	$(844,867)	$—	$(844,867)

GIAX ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$51,732,734	$—	$—	$51,732,734
Common Stocks	21,924,172	—	—	21,924,172
Purchased Options	—	308,140	—	308,140
Money Market Funds	1,501,063	—	—	1,501,063
Total Investments	$75,157,969	$308,140	$—	$75,466,109

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

Liabilities:	Level 1	Level 2	Level 3	Total
Instruments:
Written Options	$—	$(686,600)	$—	$(686,600)
Total Investments	$—	$(686,600)	$—	$(686,600)

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option,

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended October 31, 2025, each Fund’s monthly average notional amount are described below:

		Average Notional Amount
BLOX ETF	Purchased Options	$70,874,654
	Written Options	(59,570,685)
FIAX ETF	Purchased Options	210,428,816
	Written Options	(198,992,661)
GIAX ETF	Purchased Options	159,993,484
	Written Options	(154,370,604)

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of October 31, 2025:

BLOX ETF

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Purchased Options	Investments, at value	$16,007,060	None	$—
Written Options	None	—	Written option contracts, at value	10,531,120

Statements of Assets and Liabilities

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

Fair value of derivative instruments as of October 31, 2025:

FIAX ETF

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Purchased Options	Investments, at value	$3,453,715	None	$—
Written Options	None	—	Written option contracts, at value	844,867

GIAX ETF

	Asset Derivatives		Liability Derivatives
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Purchased Options	Investments, at value	$308,140	None	$—
Written Options	None	—	Written option contracts, at value	686,600

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended October 31, 2025:

BLOX ETF

Instrument	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts:
Purchased Options	Realized and unrealized gain (loss) on investments	$(6,446,320)	$(950,451)
Written Options	Realized and unrealized gain (loss) on written option contracts	12,721,200	(603,506)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2025:

FIAX ETF

Instrument	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts:
Purchased Options	Realized and unrealized gain (loss) on investments	$(2,721,465)	$1,368,348
Written Options	Realized and unrealized gain (loss) on written option contracts	2,556,467	(33,379)

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

GIAX ETF

Instrument	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts:
Purchased Options	Realized and unrealized gain (loss) on investments	$16,741,736	$(1,097,258)
Written Options	Realized and unrealized gain (loss) on written option contracts	(20,186,117)	1,540,654

C.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of their ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of their capital gain in excess of their capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use a Fund’s fiscal year). Each Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. Each Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiary (defined in Note 2.E.) is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

E.	Basis for Consolidation for the Fund (BLOX ETF Only). The Fund may invest up to 25% of its total assets in the Nicholas Crypto Income Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s investments. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary are consolidated

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

with the Fund’s financial statements. The Fund had $29,539,277 or 14.8% of its net assets invested in the Subsidiary as of October 31, 2025.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for each Fund are declared and paid monthly for the FIAX and GIAX ETF’s, and weekly for the BLOX ETF. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Share Valuation. The net asset value (“NAV”) per Share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, each Fund expects the risk of loss to be remote.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any security that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.	Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

L.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These adjustments for Subsidiary income reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for return of capital. For the periods ended October 31, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings
BLOX ETF	$(679,661)	$679,661
FIAX ETF	—	—
GIAX ETF	—	—

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Bitcoin Investment Risks (BLOX ETF). The Fund’s indirect investment in bitcoin, through investment in Underlying Funds and/or options on Underlying Funds, exposes it to the unique risks of this emerging innovation. Bitcoin’s price is highly volatile, and its market is influenced by the changing bitcoin network, fluctuating acceptance levels, and unpredictable usage trends. Not being a legal tender and operating outside central authority systems like banks, bitcoin faces potential government restrictions. For instance, some countries may limit or ban bitcoin transactions, negatively impacting its market value.

The risks associated with bitcoin include the possibility of fraud, theft, market manipulation, and security breaches in trading platforms. A small group of large bitcoin holders, known as “whales,” can significantly influence bitcoin’s price and may have the ability to manipulate the price. The largely unregulated nature of bitcoin and its trading venues heightens risks of fraudulent activities and market manipulation, which could affect bitcoin’s price. For example, if a group of miners gains control over a majority of the bitcoin network, they could manipulate

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

transactions to their advantage. Historical instances have seen bitcoin trading venues shut down due to fraud or security breaches, often leaving investors without recourse and facing significant losses.

Updates to bitcoin’s software, proposed by developers, can lead to the creation of new digital assets, or “forks,” if not broadly adopted. This can impact bitcoin’s demand and the Fund’s performance. The extreme volatility of bitcoin’s market price can result in shareholder losses. Furthermore, the operation of bitcoin trading platforms may be disrupted or cease altogether due to various issues, further affecting bitcoin’s price and the Fund’s investments.

The value of bitcoin has historically been subject to significant speculation, making trading and investing in bitcoin reliant on market sentiment rather than traditional fundamental analysis.

Bitcoin’s price can be influenced by events unrelated to its security or utility, including instability in other speculative areas of the crypto/blockchain space, potentially leading to substantial declines in its value.

Risks associated with crypto asset trading platforms include fragmentation, regulatory non-compliance, and the possibility of enforcement actions by regulatory authorities, which could impact the valuation of bitcoin-linked derivatives held by the Fund.

The security of the Bitcoin Blockchain may be compromised if a single miner or group controls more than 50% of the network’s hashing power, where hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

Proposed changes to the bitcoin protocol may not be universally adopted, leading to the creation of competing blockchains (forks) with different assets and participants, exemplified by past forks like Bitcoin Cash and Bitcoin SV.

The Bitcoin Blockchain protocol may contain vulnerabilities that attackers could exploit to disrupt its operation, potentially compromising the security and reliability of the network.

Emerging alternative public blockchains, particularly those emphasizing privacy through technologies like zero-knowledge cryptography, pose risks and challenges to the dominance of the Bitcoin Blockchain as a payment system.

Common impediments to adopting the Bitcoin Blockchain as a payment network include slow transaction processing, variability in transaction fees, and the volatility of bitcoin’s price, which may deter widespread adoption by businesses and consumers.

The development and use of “Layer II solutions” are critical for the scalability and functionality of the Bitcoin Blockchain, but they also introduce risks such as off-chain transaction execution, which could affect transparency and security. Layer II solutions are off-chain protocols that improve scalability and reduce transaction costs by processing transactions outside the main blockchain network.

Adoption and use of other blockchains supporting advanced applications like smart contracts present challenges to the dominance of the Bitcoin Blockchain, potentially impacting its long-term relevance and utility in the evolving landscape of blockchain technology.

Counterparty Risk (FIAX ETF Only). The Funds are subject to counterparty risk by virtue of their investments in option contracts which expose the Funds to the risk that the counterparties will not fulfill their obligations to the Funds. Counterparty risk may arise because of the counterparties’ financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or note. A counterparty’s inability to fulfill its obligation may result in significant financial loss to a Fund and the Fund may be unable to recover its investment from such counterparty, or may obtain a limited and/or delayed recovery.

In addition, the Funds may enter into option contracts with a limited number of counterparties, which may increase the Funds’ exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their leveraged investment objectives or may decide to change their leveraged investment objectives.

Crypto Industry Risk (BLOX ETF Only). Investing in the crypto industry involves substantial risks, including but not limited to market volatility, regulatory changes, technological obsolescence, and security vulnerabilities. Crypto industry companies typically face significant volatility due to the nascent and rapidly evolving nature of the sector. High research and capital expenditures are common, which can result in substantial variability in profitability, or even sustained losses. The industry is intensely competitive, with technological advancements occurring at a rapid pace, potentially rendering existing products or services obsolete. These companies are heavily reliant on digital and intellectual property, including proprietary blockchain technology and cryptographic algorithms, and may be adversely affected by the loss, theft, or impairment of these assets. Furthermore, the crypto industry is subject to a complex and constantly changing legal, regulatory, and political landscape, which can have a substantial impact on the profitability and viability of companies within the sector. Regulatory actions or unfavorable legal rulings could significantly hinder operations or market access. Additionally, security breaches, hacking incidents, or failures in the underlying technology of a crypto asset or blockchain could have devastating effects on the issuer, particularly if the compromised asset or technology is central to the issuer’s

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

business model. The crypto industry has been, and may continue to be, dependent on speculation. The identification and classification of crypto industry companies can be challenging, as the boundaries of the industry are often unclear and subject to interpretation.

Blockchain Risk. Companies involved in the crypto asset industry are subject to the risks associated with blockchain technology, the occurrence of which could negatively impact the value of such companies. These risks include (i) the risk that the integrity and viability of the consensus mechanism of the blockchain fails; (ii) the risk that the blockchain’s capacity to execute and settle transactions in a timely and predictable manner is compromised; (iii) the open source nature of blockchain technology which makes it vulnerable to being “forked” by users and miners/validators (i.e., creation of a new competing blockchain when a significant portion of the miners/validators adopts updates to the existing blockchain protocol); and (iv) development of so-called Layer 2 networks, including the “Lightning Network,” which are separate blockchains built on top of “Layer 1” blockchains, like the Bitcoin Blockchain, for the purpose of augmenting the throughput of the Layer 1 blockchain. Layer 2 blockchains are a relatively new and still developing technology and include certain risks, such as the potential for hacks, bugs or failures.

Crypto Asset Trading Platform Risk. Companies involved in the crypto asset industry are subject to the risks associated with crypto asset trading platforms. Crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Crypto asset trading platforms may (and in certain cases have) become subject to enforcement actions by regulatory authorities.

Derivative Risk (FIAX ETF and GIAX ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Funds to losses in excess of those amounts initially invested. In addition, the Funds’ investments in derivatives are subject to the following risk:

Option Contracts. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political and economic events, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract. There may at times be an imperfect correlation between the movement in values of option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Equity Market Risk (GIAX ETF Only). The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Ether Investment Risks (BLOX ETF Only). The Fund’s indirect investment in ether, through investment in Underlying Funds and/or options on Underlying Funds, exposes it to the unique risks of this emerging innovation. Ether is a relatively new and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether (i.e., ether that is deposited to support the Ethereum Network), they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

The value of ether may be substantially dependent on speculation, such that trading and investing in ether generally may not be based on fundamental analysis. The exposure of ether to instability and other speculative parts of the blockchain crypto industry, such as an event that is not necessarily related to the security or utility of the Ethereum Network, can nonetheless precipitate a significant decline in the price of ether. There are risks related to fragmentation and lack of regulatory compliance with regard to crypto asset trading platforms. The crypto asset trading

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

platforms upon which ether is traded and which may serve as a pricing source of the valuation of ether-linked derivatives held by an Underlying Fund are or may become subject to enforcement actions by regulatory authorities.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, Underlying Funds and the Fund. Additionally, legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Underlying Funds and/or the Fund could decline significantly and without warning, including to zero.

Finally, the creation of a “fork” or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, Underlying Funds and the Fund. A fork may be intentional, such as “the Merge.” The Merge refers to protocol changes altering the method by which transactions are validated.

The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts, which can impact the Underlying Funds.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Underlying Funds’ ability to achieve their desired exposure to ether futures contracts, thereby impacting the Fund. If the Underlying Funds are unable to achieve their targeted exposure, the Fund may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require Underlying Funds to liquidate their positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Underlying Funds, and thereby the Fund, to significant risks. These risks include counterparty risk and liquidity risk.

The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In addition, the performance of back-month futures contracts (i.e, futures contracts whose delivery dates are relatively far in the future) is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Underlying Funds are invested in back-month ether future contracts, their performance, and thereby the performance of the Fund, should be expected to deviate more significantly from the performance of ether.

Index ETF Risks (GIAX ETF Only). The Fund invests in Index ETFs, which subjects the Fund to the following risks.

Indirect Investment Risk. The Fund’s exposure to various indices involves indirect investment risk. None of the indices are affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates, and are not associated with this offering. Investors in the Fund are susceptible to declines in the performance of the indices in which the Fund invests.

Index Trading Risk. The price of an index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. Market volatility, unrelated to company performance, has been observed in response to economic conditions and geopolitical events.

Index Risks. The Fund will be subject to varying risks depending on its then-current holdings. Differing risks may apply depending on the relevant index’s composition. For U.S. indices, economic and market conditions primarily drive performance, while sector-specific downturns can impact an index. Global indices are subject to geopolitical risks and unexpected events like pandemics, introducing volatility. Foreign indices may be influenced by economic factors specific to those countries or regions.

Strategy Risk (FIAX ETF Only) The Fund’s investment strategy is based on the use of vertical transaction spreads that, as noted above, offer defined risk levels. If the Fund’s vertical transaction spreads frequently experience losses, in turn, the Fund would experience losses. In addition,

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

the Fund’s investment strategy may not offer as much potential growth as other ETFs. By design, the Fund’s investment strategy has a lower risk profile than certain other ETFs (e.g., equity ETFs), which in turn, limits return potential vs investing directly in some other ETFs.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. Each Fund is subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in the Funds’ Prospectus titled “Additional Information About the Funds — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser also serves as adviser to the Subsidiary pursuant to the advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
BLOX ETF	0.99%	N/A
FIAX ETF	0.95%	0.70%*
GIAX ETF	0.90%	N/A

* Effective May 9, 2025, the Adviser has voluntarily agreed to reduce its Investment Advisory Fee for the FIAX ETF through December 31, 2025, such that the Investment Advisory Fee does not exceed 0.70% of the fund’s average daily net assets. The Advisory Fee Waiver is not subject to recoupment by the Adviser.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended October 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to the individual sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.05% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). ZEGA and the Sub-Adviser have agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to ZEGA and the Sub-Adviser a portion of the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by ZEGA or the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. The Sub-Adviser also serves as sub-adviser to the Subsidiary pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Subsidiary Sub-Advisory Agreement”). The Sub-Adviser does not receive any compensation for services rendered by the Sub-Adviser as sub-adviser to the Subsidiary.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub - administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b -1 fees are charged in the future, because the fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended October 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions and purchases and sales of the Subsidiary were as follows:

Fund	Purchases	Sales
BLOX ETF	$197,678,242	$59,996,854
FIAX ETF	160,910,175	157,608,029
GIAX ETF	46,750,815	63,202,957

For the periods ended October 31, 2025, the purchases and sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
BLOX ETF	$—	$—
FIAX ETF	57,175,068	92,299,273
GIAX ETF	—	—

For the periods ended October 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
BLOX ETF	$—	$—
FIAX ETF	—	—
GIAX ETF	49,150,041	—

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal periods ended October 31, 2025 and prior fiscal periods ended October 31, 2024, were as follows:

Fund	Distributions paid from:	October 31, 2025	October 31, 2024
BLOX ETF	Ordinary Income	$8,543,798	$—
FIAX ETF	Ordinary Income	5,049,684	2,550,379
FIAX ETF	Long-Term Capital Gains	—	645,200
FIAX ETF	Return of Capital	8,540,253	1,434,176
GIAX ETF	Ordinary Income	62,013	40,639
GIAX ETF	Long-Term Capital Gains	—	30,619
GIAX ETF	Return of Capital	13,787,592	1,167,450

As of the fiscal periods ended October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	BLOX ETF	FIAX ETF	GIAX ETF
Investments and written options, at cost(a)	$189,019,939	$153,283,046	$62,978,226
Gross tax unrealized appreciation	18,213,313	1,655,568	14,376,761
Gross tax unrealized depreciation	(8,223,720)	(928,081)	(2,575,478)
Net tax unrealized appreciation (depreciation)	9,989,593	727,487	11,801,283
Undistributed ordinary income (loss)	688,828	—	—
Undistributed long-term capital gain (loss)	—	—	—
Total accumulated losses	688,828	—	—
Other accumulated gain (loss)(b)	(3,139,449)	(4,259,262)	(2,661,948)
Total distributable earnings (accumulated losses)	7,538,972	$(3,531,775)	$9,139,335

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and mark-to-market treatment of options.

(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Straddles
BLOX ETF	$(1,254,015)
FIAX ETF	(209,150)
GIAX ETF	(1,672,674)

Net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal periods ended October 31, 2025, the Funds had not elected to defer any late-year losses.

As of the fiscal periods ended October 31, 2025, the Funds had the following short-term and long-term capital loss carryovers:

	Short-term	Long-term
BLOX ETF	$—	$—
FIAX ETF	4,050,112	—
GIAX ETF	642,732	765,201

NOTE 8 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares

Notes to the Financial Statements	Nicholas Wealth ETFs

October 31, 2025

directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the BLOX ETF, FIAX ETF, and GIAX ETF is $300, $500 and $300, respectively, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital Shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024 and only applies to the BLOX ETF that commenced operations on June 16, 2025. Through evaluation, management has found no implications of these changes on the financial statements.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Nicholas Wealth ETFs

To the Shareholders of Nicholas Wealth ETFs and

Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options contracts, of Nicholas Wealth ETFs comprising the funds listed below (the “Funds”), each a series of Tidal Trust II, as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Nicholas Crypto Income ETF*	For the period June 16, 2025 (commencement of operations) through October 31, 2025
Nicholas Fixed Income Alternative ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, and for the period from November 29, 2022 (commencement of operations) through October 31, 2023
Nicholas Global Equity and Income ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period from July 29, 2024 (commencement of operations) through October 31, 2024

* The financial statements referred to throughout are consolidated.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2025

Other Non-Audited Information	Nicholas Wealth ETFs

October 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal periods ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the fiscal periods ended October 31, 2025, were as follows:

BLOX ETF	0.04%
FIAX ETF	0.00%
GIAX ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal periods ended October 31, 2025, were as follows:

BLOX ETF	0.00%
FIAX ETF	0.00%
GIAX ETF	31.46%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal periods ended October 31, 2025, were as follows:

BLOX ETF	100.00%
FIAX ETF	0.00%
GIAX ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 4, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of Nicholas Crypto Income ETF (the “Nicholas ETF” or “Fund”)[1];

●	an Investment Sub-Advisory Agreement (“Sub-Advisory Agreement) between the Adviser and BluePath Capital Management, LLC d/b/a Nicholas Wealth Management (“Nicholas Wealth”) with respect to the Nicholas ETF[2];

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

1 Includes the Advisory Agreement for the Cayman Subsidiary for the Nicholas ETF.

2 Includes the Sub-Advisory Agreement for the Cayman Subsidiary.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 4, 2025. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund. The Board did note that neither the Adviser nor Nicholas (with respect to the Nicholas ETF) receive any additional compensation for serving as investment adviser and investment sub-adviser to the Nicholas Cayman Subsidiary.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that Nicholas Wealth and ZEGA Financial LLC were acting as sponsors to the Nicholas ETF. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 27, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

-	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Nicholas Fixed Income Alternative ETF and Nicholas Global Equity and Income ETF (“Nicholas ETFs” or “each Funds”);

-	a Sub-Advisory Agreement between the Adviser and Nicholas Wealth Management with respect to the Nicholas ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Adviser from services to be provided to each Fund, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of each Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to each Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 30, 2025, meetings held on August 6 and August 7, 2025, and the meeting held on August 27, 2025. Among other things, the Adviser and Sub- Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to the such factor. The conclusions with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, the Trustee may have placed varying emphasis on particular factors in conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with the ETF. The Board also considered other services provided to each Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of each Fund against relevant benchmarks, such as each Fund’s stated investment objectives, a comparative peer group of similar Fund and/or its respective securities benchmark index, as deemed appropriate by the Board. In doing so, the Board recognized that many of each Fund have specialized strategies that have specific targeted goals while others may have more generalized strategies but are significantly different from other Fund in the same investment universe. In these circumstances, the Board considered that it was t difficult to fairly benchmark performance against peers and also took into account that certain Fund had a very limited universe of peers. In these circumstances the Board placed greater emphasis on other means of measuring performance. The Board considered that each Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record.

The Board reviewed each Fund’s performance on a case-by-case basis. The Board also took into account that each Fund’s track record was measured as of a specified date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming or not meeting its investment goals, the Board also considered the market conditions experienced during the periods under review, as well as the outlook for each Fund going forward in light of expected future market conditions. A summary of each Fund’s performance track record as of May 30, 2025, is provided below:

For Nicholas Fixed Income Alternative ETF, the Board noted that the Fund had underperformed the peer group median for the one-year period. Additionally the Board noted the limited operating history of the Fund.

For Nicholas Global Equity and Income ETF, the Board noted that there was not yet a year of performance.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Trustees further took into account that many of each Fund had distinctive investment strategies and styles which resulted in each Fund being significantly different from many of each Fund in the comparative universe, which made certain peer group analysis less relevant from an expense perspective. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for each Fund is a “unified fee,” meaning that the shareholders of each Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.

The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses (except as noted above) out of its own fees and resources.

The Board’s overall assessment with respect to each Fund was that, taking into account the considerations noted below, the total expense ratio to be paid by investors in each Fund, which is most representative of an investor’s net experience, was fair and reasonable.

For Nicholas Fixed Income Alternative ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

For Nicholas Global Equity and Income ETF, the Board noted that the Fund’s unitary fee and net expense ratio were above the peer group median.

The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the of each Fund, and concluded that many of each Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business. In considering profitability, the Board discussed and considered the methodology used by the Adviser in calculating profit margins but also considered other elements relevant to discussions of profitability, such as the entrepreneurial risk undertaken by the Adviser in launching and maintaining each Fund.

The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the of the Sub-advised Fund, as applicable. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by the firm. The Board also considered that each Fund had one or more sponsors, which had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor(s) out of its profits. The Board concluded that the sub-advisory fee for the Sub-advised Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub- Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the respective Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to each Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 9, 2026

* Print the name and title of each signing officer under his or her signature.